Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of deposits [line items]
Term deposit liabilities	$ 396,800	$ 360,483
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	335,000	328,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	89,553	71,841
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	59,109	41,221
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	80,773	82,588
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	51,798	52,033
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	45,550	40,400
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	21,127	30,062
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	23,863	18,745
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 25,027	$ 23,593